Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

3Critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting year.

The Company’s most significant estimates relate to the January 2025 Offering in addition to the valuations of financial liabilities at fair value through profit and loss, including the Convertible Senior Secured Notes. During the prior year the Company introduced an adjustment to the credit spread used in the estimation of the fair value of Convertible Senior Secured Notes to reflect changes in company-specific credit risk during the year. The Company’s most critical judgments relate to the research and development tax relief.

3Critical accounting judgments and key sources of estimation uncertainty (continued)

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Critical accounting judgments relating to research and development tax relief

Research and development tax relief supports companies that work on innovative projects in science and technology. The U.K. Government administers two such tax relief schemes with eligibility based upon company size and the percentage of total trading expenditure that qualifies as relevant R&D expenditure.

The U.K. Government will classify a company as part of a “linked enterprise” if another company directly or indirectly controls, or has the capacity to control, the affairs of the other. In such cases, consideration needs to be given to the investor’s employee headcount, revenue, balance sheet, and any other company that the investor is ‘linked’ to when assessing company size and calculating intensity ratio.

Management has concluded that the Company itself does not meet the definition of a large company and has determined that the transactions contemplated under the Investment Agreement on December 23, 2024, do not result in the presence of any linked or partner companies that would otherwise cause the Company to be defined as a large company. The Company has therefore recognized relief under the ERIS scheme.

A company is considered R&D intensive where its qualifying R&D expenditure is 30% or more of its total expenditure (the ‘intensity threshold’). Companies meeting this intensity threshold are able to claim enhanced support using a higher rate of credit. The Company has determined its eligibility for enhanced support based upon Total administrative & research and development expenses taken from the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

To qualify for tax relief the work must be part of a specific project to make an advance in science or technology. This definition is based on an international standard. Certain indirect activities related to the project are also qualifying where such activities form part of a project but do not directly contribute to the resolution of the scientific or technological uncertainty. An appropriate proportion of the staffing cost can be qualifying expenditure if the employee is only partly directly and actively involved in relevant research and development activity. Management have applied judgment in determining the proportion of research and development staff costs incurred on non-qualifying activities and the extent of administrative staff costs relating to qualifying indirect activities.

Key sources of estimation uncertainty relating to the January 2025 Offering

On January 24, 2025, upon closing of the January 2025 Offering, 15 million Ordinary Shares plus 7.5 million Tranche A warrants and 7.5 million Tranche B warrants, were contemporaneously issued to the same counterparties. Gross proceeds of the January 2025 Offering totaled $90 million (approximately £72 million), before deducting underwriting discounts and commissions and other offering expenses.

In instances where multiple financial instruments are issued together, the proceeds received are required to be allocated to each instrument to establish its initial carrying amount. Management has undertaken independent issuance-date estimates of fair value for each freestanding instruments issued as part of the “bundled transaction”. Warrants issued as part of the January 2025 Offering are separately exercisable (i.e., the exercise of the warrants would not result in the termination of the ordinary shares the warrants may have been issued with) and are therefore considered to be freestanding.

3Critical accounting judgments and key sources of estimation uncertainty (continued)

Management has determined that the warrants issued meet the requirements to be classified as equity and therefore are not subsequently measured at fair value. Because ongoing fair value measurement is not required for either instrument issued, the proceeds have been allocated to each financial instrument based on the respective instrument’s proportionate fair value. The Company utilizes a Black-Scholes-Merton model as its “fixed-for-fixed” fair value option model, with inputs shown below:

	Tranche A warrants	Tranche B warrants
Share price ($)	5.60	5.60
Strike price ($)	6.00	7.50
Risk free rate (%)	4.40	4.40
Time to maturity (years)	1.6	5.0
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00

The Tranche A warrants expire on the earlier of: (i) upon the satisfaction of both of the following conditions: (a) the Company successfully demonstrating a wing-borne flight of its VX4 prototype aircraft and (b) the 10-day volume weighted average price of the Company’s ordinary shares, following the public disclosure of such successful wing-borne flight, being equal to or greater than, 103% of the exercise price of the warrants, the 30th day following the date of such disclosure; and (ii) the five-year anniversary of the date of issuance. The Tranche A warrants are exercisable at an exercise price of $6.00 per whole ordinary share.

Upon initial recognition the Company has utilized a probability weighted approach when determining the appropriate time to maturity for the Tranche A warrants, reflecting the likelihood that the above-mentioned conditions occur or are accomplished prior to the five-year anniversary of the date of issuance.

On May 27, 2025, the Company issued a press release constituting the initial public disclosure of the satisfaction of a wing-borne flight of our VX4 aircraft for purposes of the Company’s outstanding Tranche A warrants. However, the 10-day volume weighted average price of the Company’s ordinary shares, following the date of this disclosure did not equal or exceed 103% of the exercise price of the Tranche A warrant within the 30-day period following such date. As such, the Tranche A warrants remain outstanding and will only expire on the five-year anniversary of their date of issuance.

The Tranche B warrants will expire five years from the date of issuance and are exercisable at an exercise price of $7.50 per whole ordinary share.

A resultant fair value of $2.29 per whole Tranche A warrant and $3.61 per whole Tranche B warrant has been derived. The fair value of ordinary shares has been derived using the reference share price upon closing of the January 2025 Offering, being $5.60 per share. Please see note 16 for further details.

Key sources of estimation uncertainty relating to convertible loans notes

The fair value of the Convertible Senior Secured Notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”.

This approach is deemed appropriate because:

●	Like an option, the returns to the Convertible Senior Secured Notes are dependent upon the share price of the Company;
●	The Company is listed and therefore its historical equity value and equity volatility data is readily available; and
●	There are several breakpoints at which the potential returns to the various securities could vary depending on the other participating securities.

3Critical accounting judgments and key sources of estimation uncertainty (continued)

Many of the inputs are not observable and Company specific inputs include the expected probability and timing of specific future events.

In accordance with IFRS 9, this is treated as a hybrid instrument and is designated in entirety as fair value through profit or loss. Therefore, upon initial recognition the Company has not separated the convertible loan into a host liability component (accounted for at amortized cost) and the derivative liability components (accounted for at fair value through profit or loss).

During the prior year the Company introduced an adjustment to the credit spread used in the estimation of the fair value of convertible loan notes to reflect changes in company-specific credit risk during the prior year. Recognized within the credit risk reserve, impact of fair value movements in financial liabilities at fair value through profit and loss that are related to changes in the Company’s own credit risk, were subsequently realized upon substantial modification and extinguishment of the existing financial liability, and therefore transferred to accumulated deficit during the year.

The valuation methods and assumptions are shown in note 25.

On December 23, 2024, the Company entered into the First Supplemental Indenture setting forth certain amendments, including: (i) increasing the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for PIK interest; (ii) extending the maturity date of the Convertible Senior Secured Notes to December 15, 2028; and (iii) providing for a fixed conversion price of $2.75 per ordinary share (or 363.636 ordinary shares per $1,000 principal amount) for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share (or 285.714 ordinary shares per $1,000 principal amount) for the other half.

The Company has determined that, in accordance with IFRS 9, these amendments represented a substantial modification of the existing financial liabilities and was therefore accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability, with the difference between the carrying amount of the original instrument and the fair value of the new financial liability recognized in profit or loss during the year ended December 31, 2024.

Following the execution of the First Supplemental Indenture and during the year ended December 31, 2024, the noteholders delivered conversion notices to the Company for the conversion of half, or approximately $130 million (approximately £104 million) in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per Ordinary Share, which resulted in the issuance of 47,343,585 ordinary shares, with a reference share price of $7.42 per ordinary share, by the Company to the holders of the Convertible Senior Secured Notes.

Option pricing has been utilized to calculate the probability that conversion options, that are embedded within the new instrument, will be in the money at expiration and assign a dollar value to it. The underlying share price of the Company, exercise price, volatility, interest rate, and time to expiration have been used as inputs into the model to derive the option’s theoretical fair value.

For detailed information on convertible loans and their embedded derivatives, see note 24.